Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001787117
Registrant Name	Reformation Inc.
Registration File Number	333-297039
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES